Bank Borrowings	6 Months Ended
May 31, 2025
Bank Borrowings [Abstract]
BANK BORROWINGS
11.	BANK BORROWINGS

	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
	HK$	HK$	US$
Bank loans secured and repayable
Within 12 months	480,619	494,003	63,003
Over 1 year	2,012,828	1,757,766	224,179
Total	2,493,447	2,251,769	287,182

On August 3, 2021, the Group entered into a loan agreement with a financial institution in Hong Kong to borrow HK$3,483,000, which bears annual interest at a floating prime rate of 2.75% and with due date on September 16, 2029. The interest rate increased from 2.75% to 3.125% at the end of November 30, 2024, and further declined to 3.000% at the end of May 31, 2025, mainly due to the lowed interest rates by the Federal Reserve. During the periods ended May 31, 2025 and 2024, the Company repaid HK$241,678 (US$30,822) and HK$227,108 loan principals respectively.

As of May 31, 2025 and November 30, 2024, the banking facilities of the Company were secured by personal guarantee from Ms. Wai Lau, the director, CEO and shareholder of the Company and with the due date same as the loan agreement.

Interest related to the bank loans was HK$35,870 (US$4,575) and HK$54,567 for the periods ended May 31, 2025 and 2024, respectively.